Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Schedule of Intangible asset disclosures

	Goodwill £m	Indefinite life brands £m	Amortised brands, licences and patents £m	Computer software £m	Total £m
Cost at 1 January 2021	8,265	18,312	712	429	27,718
Exchange adjustments	(19)	65	(2)	(3)	41
Additions	–	–	7	66	73
Disposals and write-offs	–	–	(23)	(20)	(43)
Reclassifications	–	(9)	9	–	–
Transfer to assets held for sale	–	(43)	(6)	–	(49)
Cost at 31 December 2021	8,246	18,325	697	472	27,740
Exchange adjustments	150	1,090	(3)	14	1,251
Additions	–	178	3	21	202
Disposals and write-offs	–	(122)	(23)	(6)	(151)
Reclassifications	–	–	–	54	54
Transfer to assets held for sale	–	(6)	–	–	(6)
Cost at 31 December 2022	8,396	19,465	674	555	29,090

Amortisation at 1 January 2021	–	–	(160)	(168)	(328)
Exchange adjustments	–	–	1	–	1
Charge for the period	–	–	(40)	(54)	(94)
Disposals and write-offs	–	–	–	3	3
Transfer to assets held for sale	–	–	2	–	2
Amortisation at 31 December 2021	–	–	(197)	(219)	(416)
Exchange adjustments	–	–	(12)	(3)	(15)
Charge for the period	–	–	(43)	(64)	(107)
Disposals and write-offs	–	–	23	5	28
Amortisation at 31 December 2022	–	–	(229)	(281)	(510)

Impairment at 1 January 2021	–	(158)	(11)	(3)	(172)
Exchange adjustments	–	–	–	–	–
Impairment losses	–	–	(12)	(8)	(20)
Reversal of impairment losses	–	36	–	–	36
Transfer to assets held for sale	–	–	23	4	27
Impairment at 31 December 2021	–	(122)	–	(7)	(129)
Exchange adjustments	–	(3)	–	–	(3)
Impairment losses	–	(129)	–	(6)	(135)
Disposals and write-offs	–	122	–	1	123
Impairment at 31 December 2022	–	(132)	–	(12)	(144)

Amortisation and impairment at 31 December 2021	–	(122)	(197)	(226)	(545)
Amortisation and impairment at 31 December 2022	–	(132)	(229)	(293)	(654)

Net book value at 31 December 2021	8,246	18,203	500	246	27,195
Net book value at 31 December 2022	8,396	19,333	445	262	28,436

Schedule of Goodwill impairment

	2022 £m	2021 £m
APAC	2,164	2,127
EMEA and LatAm	2,955	2,902
North America	3,277	3,217
Net book value at 31 December	8,396	8,246

Schedule of discounted cash flow model used in impairment test

Valuation basis	Value in use
Key assumptions	Sales growth rates
Profit margins
Terminal growth rates
Discount rates
Taxation rates
Determination of assumptions	Growth rates are internal forecasts based on both internal and external market information.
Margins reflect past experience, adjusted for expected changes.
Terminal growth rates based on the weighted average calculation of the lower of internal projections and external forecasts of the relevant markets.
Discount rates based on the Group WACC, adjusted where appropriate.
Taxation rates based on appropriate rates for each CGU.

Period of specific projected cash flows	Five years
Terminal growth rates		2022	2021
	APAC	3.3% p.a.	4.5% p.a.
	EMEA and LatAm	3.3% p.a.	3.5% p.a.
	North America	2.4% p.a.	2.5% p.a.
Discount rates (pre-tax)		2022	2021
	APAC	9.3%	7.5%
	EMEA and LatAm	11.9%	8.8%
	North America	8.0%	7.0%

Schedule of net book value of the major brands

	2022 £m	2021 £m
Advil	3,707	3,362
Voltaren	2,725	2,725
Centrum	1,943	1,828
Caltrate	1,811	1,731
Otrivin	1,385	1,385
Robitussin	1,239	1,126
Preparation H	1,164	1,152
Nexium	743	670
Fenistil	598	598
ChapStick	575	521
Emergen-C	490	439
Theraflu	452	436
Panadol	395	395
Sensodyne	291	270
Nicotinell	246	246
Excedrin	196	177
Polident	134	114
Biotene	130	121
Vitasprint	120	117
Corega	118	102
Other brands	871	688
Total	19,333	18,203

Schedule of income Statement Location Of Amortization And Net Impairment (Reversal) / Losses Of Intangible Assets

	Amortisation		Net impairment losses/(reversals)
	2022 £m	2021 £m	2022 £m	2021 £m
Cost of sales	61	57	129	(32)
Selling, general and administration	46	37	6	8
Research and development	–	–	–	8
Total	107	94	135	(16)